BLACKROCK PACIFIC FUND, INC.

(the “Fund”)

SUPPLEMENT DATED OCTOBER 3, 2014

TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2014

Effective immediately, the following change is made to the Fund’s summary prospectus:

The section in the summary prospectus captioned “Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Andrew Swan	2011	Managing Director of BlackRock, Inc.
Oisin Crawley, CFA	2014	Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-PF-1014SUP